Property and Equipment,Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment

Property and equipment consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Electronic equipment	101,947	86,939
Software	18,656	18,656
Leasehold improvement	13,914	11,620
Furniture and office equipment	3,777	1,838
Total	138,294	119,053
Less: accumulated depreciation	(88,491)	(81,702)
Less: accumulated impairment loss	(17,508)	(5,338)
	32,295	32,013